Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business

(1) Description of Business

Eloqua, Inc. (the “Company”) provides on-demand Revenue Performance Management software solutions that are designed to enable businesses to accelerate revenue growth and improve revenue predictability by automating, monitoring and measuring their complex marketing and sales initiatives. The Company’s set of Revenue Performance Management solutions is a software-as-a-service platform integrating its marketing automation software with its revenue performance analytics suite.

The Company was incorporated under the laws of Delaware on June 9, 2006 as Eloqua Limited and was formed to effect a re-organization of its corporate structure whereby the pre-existing legal entity, Eloqua Corporation, became a consolidated subsidiary of the Company (notes 7 and 8(b)). Eloqua Corporation was incorporated under the Ontario Business Corporations Act on January 11, 2000. The Company’s business is a continuation of Eloqua Corporation. The Company changed its name from Eloqua Limited to Eloqua, Inc. on March 26, 2012.